Related Party Transactions - Summary of Related Party Transactions (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Eastern Air Group Finance Co., Ltd. [member] | Interest Income on Deposits [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	¥ 29	¥ 23
Eastern Air Group Finance Co., Ltd. [member] | Interest Expense on Loans [Member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	(2)	(10)
China Eastern Air Holding Company [member] | Interest Expense on Loans [Member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	(1)	(1)
China Eastern Air Holding Company [member] | Land and Building Rental [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	(54)	(54)
Eastern Aviation Import & Export Co., Ltd. [member] | Handling Charges for Purchase of Aircraft, Flight Equipment, Flight Equipment Spare Parts, Other Property, Plant and Flight Equipment and Repairs for Aircraft and Engines [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	(145)	(105)
Eastern Aviation Import & Export Co., Ltd. [member] | Supply of logistics services [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	(87)	(72)
Eastern Aviation Import & Export Co., Ltd. [member] | Supply of Food and Beverages [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	(58)	(50)
Eastern Aviation Import & Export Co., Ltd. [member] | Cargo Handling Income [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		15
Shanghai Eastern Union Aviation Wheels & Brakes Maintenance Services Overhaul Engineering Co., Ltd. [member] | Repairs and Maintenance Expense for Aircraft and Engines [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	(152)	(176)
Shanghai Technologies Aerospace Co., Ltd. [member] | Repairs and Maintenance Expense for Aircraft and Engines [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	(276)	(252)
Shanghai Pratt & Whitney Aircraft Engine Maintenance Co., Ltd. [member] | Repairs and Maintenance Expense for Aircraft and Engines [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	(2,538)	(2,049)
Shanghai Hute Aviation Technology Co., Ltd. [member] | Repairs and Maintenance Expense for Aircraft and Engines [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	(60)	(84)
Eastern Aviation Advertising Service Co., Ltd. [member] | Supply of Cabin Cleaning Services [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	(22)	(21)
Eastern Aviation Advertising Service Co., Ltd. [member] | Advertising Expense [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	(23)	(36)
Eastern Aviation Advertising Service Co., Ltd. [member] | Media Royalty Fee [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	15	17
Eastern China Kaiya System Integration Co., Ltd. [member] | Supply of System Services [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	(44)	(79)
China Eastern Air Catering Investment Co., Ltd. [member] | Supply of Food and Beverages [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	(1,254)	(1,054)
CEA Development Co., Ltd. and its subsidiaries [member] | Supply of Food and Beverages [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	(72)	(51)
CEA Development Co., Ltd. and its subsidiaries [member] | Automobile Maintenance Service, Aircraft Maintenance, Providing Transportation Automobile and Other Products [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	(68)	(86)
CEA Development Co., Ltd. and its subsidiaries [member] | Equipment Maintenance Fee [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	(53)	(11)
CEA Development Co., Ltd. and its subsidiaries [member] | Property Management and Green Maintenance Expenses [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	(75)	(59)
CEA Development Co., Ltd. and its subsidiaries [member] | Supply of Hotel Accommodation Service [Member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	(104)	(91)
Shanghai Collins Aviation Maintenance Service Co., Ltd. [member] | Equipment Maintenance Fee [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	(62)	(30)
Shanghai Eastern Airlines Logistics Co., Ltd. and its Subsidiaries [member] | Cargo Terminal Business Support Services [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	(281)
Shanghai Eastern Airlines Logistics Co., Ltd. and its Subsidiaries [member] | Bellyhold space management [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	(117)
Shanghai Eastern Airlines Logistics Co., Ltd. and its Subsidiaries [member] | Transfer of the Pilots [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	(7)
Shanghai Eastern Airlines Logistics Co., Ltd. and its Subsidiaries [member] | Freight logistics support services [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	100
Shanghai Eastern Airlines Logistics Co., Ltd. and its Subsidiaries [member] | Bellyhold Container Management [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	(9)
CES International Financial Leasing Corporation Limited [member] | Payments on Finance Leases [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	(1,997)	(2,721)
CES International Financial Leasing Corporation Limited [member] | Payments on Operating Leases [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	(25)
Eastern Airlines Industry Investment Company Limited [member] | Disposal of a Subsidiary [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	1,754
Travelsky technology limited [member] | Civil Aviation Information Network Services [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	(551)	(590)
CAE Melbourne Flight Training Pty Ltd. [member] | Flight Training Fee [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	(138)	¥ (68)
China Aviation Supplies Holding Company and its Subsidiaries [member] | Flight Equipment Spare Parts Maintenance [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	(98)
Air France-KLM Group [member] | Payments on Aviation Transportation Cooperation and Support Services [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	(399)
Air France-KLM Group [member] | Aviation Transportation Cooperation and Support Services [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	¥ 622